Trade and Other Payables (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	$ 77,269	$ 104,258	$ 77,269
Employee benefits payable	210,918	226,210
Other payables	1,706,817	1,648,060
Subtotal financial liabilities	1,995,004	1,978,528
Advances from customers	69,079
Other taxes payable	3,123,541	3,473,302
Trade and other payables	$ 5,187,624	$ 5,451,830